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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Odyssey Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
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           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-4537
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jack Nash
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jack Nash                         New York                      11/12/99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

THIS IS FILER'S FINAL FORM 13F BECAUSE FILER, WHICH IS BEING DISSOLVED HAS SATISFIED ITS FILING OBLIGATION UNDER SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT AND RULE 13f-1(A)(1) THEREUNDER.
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                4
                                            ---------------------------
Form 13F Information Table Value Total:     $        54,874
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ODYSSEY PARTNERS, L.P.
                                 S.E.C. FORM 13F
                      FOR QUARTER ENDED SEPTEMBER 30, 1999

                                                                    ITEM 5:
                             ITEM 2:    ITEM 3:       ITEM 4:      Shares or
             ITEM 1:        Title of    Cusip          Fair        Principal
          Name of Issuer     Class      Number      Market Value    Amount
--------------------------------------------------------------------------------
AER ENERGY RESOURCES        COMMON     000944108       827,281    2,177,055
AVATAR HOLDINGS INC         COMMON     053494100    40,047,497    2,107,763
EAGLE FOOD CENTERS          COMMON     269514105     8,686,693    4,211,730
THACKERAY CORP              COMMON     883217101     5,313,000    1,328,250




Table continued...

                                        ITEM 6:                                                    ITEM 8:
                                INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                     (b) Shares                      ITEM 7:
             ITEM 1:                 as Defined      (c) Shared      Managers
          Name of Issuer  (a) Sole   in Instr. V        Other        See Intr. V    (a) Sole  (b) Shared  (c) None
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
AER ENERGY RESOURCES        X                                                          X
AVATAR HOLDINGS INC         X                                                          X
EAGLE FOOD CENTERS          X                                                          X
THACKERAY CORP              X                                                          X

